Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

Composition	12/31/2022	12/31/2021
Deferred tax assets
Loans and other financing	3,767,723	5,130,863
Provisions and employee benefits	1,547,519	2,131,922
Allowances for contingencies	895,959	894,586
Leases	333,342	342,289
Investments in other companies	62,489
Other	731,636	774,998

Total deferred tax assets	7,338,668	9,274,658

Composition	12/31/2022	12/31/2021
Deferred tax liabilities
Property, plant and equipment and other non-financial assets	11,098,037	10,996,257
Intangible assets	6,062,959	5,712,777
Investments in other companies		2,398,004
Tax effects on forward sales	3,093,064	1,816,643
Other	145,942	427,045

Total deferred tax liabilities	20,400,002	21,350,726

Net deferred tax liabilities	13,061,334	12,076,068

Schedule of Changes in Net Deferred Tax Liabilities
Changes in net deferred tax assets and liabilities as of December 31, 2022 and 2021 are summarized as follows:

Composition	12/31/2022	12/31/2021
Net deferred tax liabilities at beginning of the fiscal year	12,076,068	21,713,475
Loss / (Profit) for deferred taxes recognized in the statement of income	985,266	(9,637,407)

Net deferred tax liabilities at fiscal year end	13,061,334	12,076,068

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2022	12/31/2021	12/31/2020
Current income tax expense (1)	17,384,600	11,947,717	18,717,802
Loss / (Profit) for deferred taxes	985,266	(9,637,407)	19,643,360

Income tax loss recorded in the statement of income	18,369,866	2,310,310	38,361,162
Income tax (profit) / loss recorded in other comprehensive income	(2,447,327)	2,355,647	376,372

Total	15,922,539	4,665,957	38,737,534

(1)	See section “Fiscal years 2019 and 2020” of this note.

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2022	12/31/2021	12/31/2020
Income carrying amount before income tax	59,143,532	46,865,902	115,262,256
Applicable income tax rate	35%	35%	30%

Income tax on income carrying amount	20,700,236	16,403,066	34,578,677

Net permanent differences and other tax effects including the fiscal inflation adjustment	(2,330,370)	(14,092,756)	3,782,485

Total income tax	18,369,866	2,310,310	38,361,162